Borrowings (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
At period end:
Note Payable	$ 47,209,000	$ 53,013,000	$ 18,602,000
Note Payable
At period end:
Note Payable	47,209,000	53,013,000	18,602,000
Interest rate	lender's overnight cost of funds	lender's overnight cost of funds
Note Payable | Minimum
At period end:
Advance rate to secure note payable (as a percent)	50.00%	50.00%
Note Payable | Maximum
At period end:
Maturity period from any particular date of determination	364 days
Advance rate to secure note payable (as a percent)	85.00%	85.00%
Note Payable | Servicing advances
At period end:
Note Payable	4,671,000	4,905,000	4,186,000
Assets pledged to secure notes	6,807,000	7,430,000	6,593,000
Advance amount to secure note payable	17,000,000	17,000,000
Note Payable | MSRs
At period end:
Note Payable	42,538,000	48,108,000	14,416,000
Assets pledged to secure notes	180,794,000	100,957,000	20,861,000
Advance amount to secure note payable	$ 100,000,000	$ 100,000,000